Business acquisitions and dispositions (Details) customer_account in Thousands, $ in Millions		3 Months Ended		6 Months Ended
	Jan. 05, 2018 CAD ($) shares customer_account	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Disposition of intangibles and other assets		$ 0	$ 0	$ 0	$ 68
AlarmForce
Disclosure of detailed information about business combination [line items]
Total consideration	$ 182
Cash consideration	181
Issuance of shares	$ 1
Number of shares transferred (in shares) | shares	22,531
Revenue of acquiree since acquisition date					26
Net earnings of acquiree since acquisition date					$ 2
AlarmForce | Customer accounts
Disclosure of detailed information about business combination [line items]
Number of customer accounts sold | customer_account	39
Disposition of intangibles and other assets	$ 68